Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XV
Entity Central Index Key	0000764719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000054207 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class A
Trading Symbol	DVRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Net Assets	$ 143,910,164
Holdings Count | Holding	1,073
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054210 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class B
Trading Symbol	DVRBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$105	2.07%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.07%
Net Assets	$ 143,910,164
Holdings Count | Holding	1,073
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054211 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class C
Trading Symbol	DVRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$105	2.07%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.07%
Net Assets	$ 143,910,164
Holdings Count | Holding	1,073
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054212 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class I
Trading Symbol	DVRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Net Assets	$ 143,910,164
Holdings Count | Holding	1,073
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054214 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class R1
Trading Symbol	DVRFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$105	2.07%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.07%
Net Assets	$ 143,910,164
Holdings Count | Holding	1,073
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054216 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class R2
Trading Symbol	DVRHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$80	1.57%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
Net Assets	$ 143,910,164
Holdings Count | Holding	1,073
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000088951 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class A
Trading Symbol	MCSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 834,035,754
Holdings Count | Holding	386
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000054209 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class R6
Trading Symbol	DVRLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 143,910,164
Holdings Count | Holding	1,073
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054217 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Alternative Strategy Fund
Class Name	Class R3
Trading Symbol	DVRJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Net Assets	$ 143,910,164
Holdings Count | Holding	1,073
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000054208 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global AlternativeStrategy Fund
Class Name	Class R4
Trading Symbol	DVRKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Alternative Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Net Assets	$ 143,910,164
Holdings Count | Holding	1,073
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	143,910,164	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	1,073

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	15.3%	45.7%	(16.2)%	44.8%
	Europe ex-U.K.	2.2%	5.6%	0.0%	7.8%
	United Kingdom	0.5%	4.4%	0.0%	4.9%
	Emerging Markets	0.2%	0.0%	0.0%	0.2%
	Asia/Pacific ex-Japan	0.7%	0.0%	(0.6)%	0.1%
	North America ex-U.S.	1.2%	0.0%	(1.9)%	(0.7)%
	Japan	0.5%	0.0%	(1.4)%	(0.9)%
Equity	Europe ex-U.K.	12.1%	3.2%	(3.8)%	11.5%
	North America ex-U.S.	2.4%	2.7%	0.0%	5.1%
	U.S. Small/Mid Cap	22.2%	0.0%	(17.4)%	4.8%
	U.S. Large Cap	28.9%	0.0%	(25.7)%	3.2%
	Asia/Pacific ex-Japan	1.3%	3.0%	(1.4)%	2.9%
	Emerging Markets	2.7%	2.2%	(2.1)%	2.8%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	4.1%	0.0%	(5.3)%	(1.2)%
	United Kingdom	2.7%	0.0%	(4.0)%	(1.3)%
Cash	Cash & Cash Equivalents (d)				5.0%
	Other (e)				10.9%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000119775 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	MCSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 834,035,754
Holdings Count | Holding	386
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088952 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class B
Trading Symbol	MCSFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$95	1.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.88%
Net Assets	$ 834,035,754
Holdings Count | Holding	386
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088953 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class C
Trading Symbol	MCSHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$96	1.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.88%
Net Assets	$ 834,035,754
Holdings Count | Holding	386
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088955 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R1
Trading Symbol	MCSNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$89	1.75%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
Net Assets	$ 834,035,754
Holdings Count | Holding	386
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088954 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class I
Trading Symbol	MCSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 834,035,754
Holdings Count | Holding	386
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088956 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R2
Trading Symbol	MCSOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$70	1.38%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.38%
Net Assets	$ 834,035,754
Holdings Count | Holding	386
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R3
Trading Symbol	MCSQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 834,035,754
Holdings Count | Holding	386
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Commodity Strategy Fund
Class Name	Class R4
Trading Symbol	MCSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Commodity Strategy Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 834,035,754
Holdings Count | Holding	386
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 4/30/25
Net Assets ($):	834,035,754	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	386

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 4/30/25)
Portfolio structure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Fixed Income	104.1%	0.0%	104.1%
Commodity Exposure	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	8.6%	0.0%	8.6%
AA	6.7%	0.0%	6.7%
A	13.4%	0.0%	13.4%
BBB	27.0%	0.0%	27.0%
U.S. Government	35.2%	0.0%	35.2%
Federal Agencies	0.5%	0.0%	0.5%
Not Rated	12.7%	0.0%	12.7%
Non-Fixed Income	108.9%	(9.8)%	99.1%
Cash & Cash Equivalents	7.3%	0.0%	7.3%
Other	9.8%	(120.3)%	(110.5)%
Commodity exposure reflecting equivalent exposure of derivative positions
	Long	Short	Net
Gold	17.6%	0.0%	17.6%
Natural Gas	9.0%	0.0%	9.0%
WTI Crude Oil	6.5%	0.0%	6.5%
Brent Crude	6.3%	0.0%	6.3%
Soybeans	5.9%	0.0%	5.9%
Silver	4.9%	0.0%	4.9%
Copper (COMEX)	5.8%	(1.3)%	4.5%
Aluminum	4.0%	0.0%	4.0%
Unleaded Gasoline	3.8%	0.0%	3.8%
Corn	5.6%	(1.9)%	3.7%
Coffee	3.7%	0.0%	3.7%
Live Cattle	3.7%	0.0%	3.7%
Heating Oil	3.3%	0.0%	3.3%
Soybean Meal	3.3%	0.0%	3.3%
Lean Hogs	2.9%	0.0%	2.9%
Wheat	2.7%	0.0%	2.7%
Gas Oil	2.4%	0.0%	2.4%
Zinc	2.1%	0.0%	2.1%
Cotton	2.0%	0.0%	2.0%
Soybean Oil	3.8%	(2.1)%	1.7%
Sugar	2.6%	(1.3)%	1.3%
Platinum	1.2%	0.0%	1.2%
Lead	0.9%	0.0%	0.9%
Cocoa	0.8%	0.0%	0.8%
Nickel	2.4%	(1.8)%	0.6%
Kansas Wheat	1.7%	(1.4)%	0.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives. Percentages reflect exposure to the underlying holdings of the Subsidiary and not to the exposure from investing directly in the Subsidiary itself.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.